Sales revenues	6 Months Ended
Jun. 30, 2021
Sales Revenues [Abstract]
Sales revenues

4.	Sales revenues
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Diesel	10,647	6,599	6,069	2,513
Gasoline	4,765	2,813	2,743	914
Liquefied petroleum gas	2,036	1,607	1,120	705
Jet fuel	827	926	401	76
Naphtha	693	930	362	258
Fuel oil (including bunker fuel)	723	388	388	122
Other oil products	1,883	1,193	1,005	501
Subtotal oil products	21,574	14,456	12,088	5,089
Natural gas	2,370	1,940	1,333	729
Renewables and nitrogen products	22	32	9	6
Breakage	161	234	94	143
Electricity	1,134	372	591	80
Services, agency and others	384	386	170	227
Domestic market	25,645	17,420	14,285	6,274
Exports	10,496	8,419	6,359	2,799
Oil	7,512	6,306	4,711	1,971
Fuel oil (including bunker fuel)	2,455	1,671	1,254	622
Other oil products	529	442	394	206
Sales abroad (*)	539	785	338	408
Foreign market	11,035	9,204	6,697	3,207
Sales revenues (**)	36,680	26,624	20,982	9,481
(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**)	Sales revenues by business segment are set out in note 8.

In the six-month periods ended June 30, 2021 and 2020, the sales to BR Distribuidora represent more than 10% of the Company’s sales revenues, mainly associated with the refining, transportation and marketing segment.